Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jun. 30, 2021
Registrant Name	Virtus Event Opportunities Trust
Entity Central Index Key	0001572617
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 03, 2021
Document Effective Date	Nov. 03, 2021
Prospectus Date	Oct. 01, 2021
Virtus Westchester Event-Driven Fund | Class A
Prospectus:
Trading Symbol	WCERX
Virtus Westchester Credit Event Fund | Class A
Prospectus:
Trading Symbol	WCFRX